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                            MORGAN STANLEY VALUE FUND
                           1221 Avenue of the Americas
                            New York, New York 10020



                                                              December 3, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   Morgan Stanley Value Fund
      File 333-58643
      Post-Effective Amendment No. 6


Dear Sir or Madam:

         On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on November 25, 2003.

                                                    Very truly yours,
                                                /s/ Joanne Doldo
                                                    ---------------------------
                                                    Joanne Doldo
                                                    Assistant Secretary



cc: Barry Fink, Esq.
    Larry Greene